UNAUDITED CONDENSED STATEMENT OF OPERATIONS (Q2) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Loss from Operations
General and administrative expenses	$ 166,913	$ 392,490
Loss from operations	(166,913)	(392,490)
Unrealized gain on investments held in Trust Account	4,485	19,811
Net loss	$ (162,428)	$ (372,679)
Class A Ordinary Shares [Member]
Loss from Operations
Basic weighted average shares outstanding (in shares)	15,449,000	15,449,000
Diluted weighted average shares outstanding (in shares)	15,449,000	15,449,000
Basic net income (loss) per share (in dollars per share)	$ 0.00	$ 0.00
Diluted net income (loss) per share (in dollars per share)	$ 0.00	$ 0.00
Class B Ordinary Shares [Member]
Loss from Operations
Basic weighted average shares outstanding (in shares)	3,737,500	3,581,390
Diluted weighted average shares outstanding (in shares)	3,737,500	3,581,390
Basic net income (loss) per share (in dollars per share)	$ (0.04)	$ (0.11)
Diluted net income (loss) per share (in dollars per share)	$ (0.04)	$ (0.11)